Vessels and Equipment - Summary of Drydocking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Balance at the beginning of the year	$ 6,962	$ 5,267
Costs incurred for drydocking	6,885	2,595
Costs allocated to drydocking as part of acquistion of business	8,463	1,663
Drydock amortization	(4,562)	(2,563)
Balance at the end of the year	$ 17,748	$ 6,962